S000003895 [Member] Investment Strategy - Putnam VT George Putnam Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in a combination of bonds and common stocks (growth or value stocks or both) of large U.S. companies, with a greater focus on common stocks. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which the Investment Manager, as defined below, places on the company. The Investment Manager may also consider other factors that it believes will cause the stock price to rise. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.